Sales Concentration	12 Months Ended
Jul. 31, 2020
Risks and Uncertainties [Abstract]
Sales Concentration

8. Sales Concentration

Net product sales were $6,917,000 and $1,909,000 for the years ended July 31, 2020 and 2019, respectively. For the year ended July 31, 2020, three individual customers accounted for 16%, 13% and 11% of our net product sales. No other individual customer accounted for 10% or more of our net product sales. For the year ended July 31, 2019, one individual customer accounted for 15%, and two individual customers accounted for 11% of our net product sales. No other individual customer accounted for 10% or more of our net product sales.